Receivables and prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables and Prepaid Expenses [Line Items]
Government authorities	$ 52	$ 145
Prepaid expenses	611	915
Receivables and Prepaid Expenses, Current	$ 663	$ 1,060